INVESTMENTS	12 Months Ended
Jun. 30, 2026
Investments, Debt and Equity Securities [Abstract]
INVESTMENTS

NOTE 4 — INVESTMENTS

Investment Components

The components of investments were as follows:

(In millions)	Fair Value Level	Adjusted Cost Basis	Unrealized Gains	Unrealized Losses	Recorded Basis	Cash and Cash Equivalents	Short-term Investments	Equity and Other Investments

June 30, 2026

Changes in Fair Value Recorded in Other Comprehensive Income

Commercial paper	Level 2	$2,987	$0	$0	$2,987	$2,373	$614	$0
Certificates of deposit	Level 2	1,745	0	0	1,745	1,701	44	0
U.S. government securities	Level 1	49,714	2	(1,154)	48,562	399	40,675	7,488
U.S. agency securities	Level 2	3,133	0	0	3,133	1,787	1,346	0
Foreign government bonds	Level 2	221	12	(7)	226	0	226	0
Mortgage- and asset-backed securities	Level 2	1,813	5	(23)	1,795	0	1,795	0
Corporate notes and bonds	Level 2	10,682	49	(71)	10,660	0	10,660	0
Corporate notes and bonds	Level 3	1,618	120	0	1,738	0	118	1,620
Municipal securities	Level 2	152	0	(5)	147	0	147	0
Municipal securities	Level 3	105	0	(14)	91	0	91	0

Total debt investments		$72,170	$188	$(1,274)	$71,084	$6,260	$55,716	$9,108

Changes in Fair Value Recorded in Net Income

Equity investments	Level 1				$4,289	$1,616	$0	$2,673
Equity investments	Other				24,567	0	0	24,567

Total equity investments					$28,856	$1,616	$0	$27,240

Cash					$13,059	$13,059	$0	$0
Derivatives, net (a)					192	0	192	0

Total					$113,191	$20,935	$55,908	$36,348

(In millions)	Fair Value Level	Adjusted Cost Basis	Unrealized Gains	Unrealized Losses	Recorded Basis	Cash and Cash Equivalents	Short-term Investments	Equity and Other Investments

June 30, 2025

Changes in Fair Value Recorded in Other Comprehensive Income

Commercial paper	Level 2	$10,880	$0	$0	$10,880	$9,939	$941	$0
Certificates of deposit	Level 2	2,653	0	0	2,653	2,309	344	0
U.S. government securities	Level 1	52,878	71	(1,462)	51,487	4,742	46,745	0
U.S. agency securities	Level 2	2,686	0	0	2,686	496	2,190	0
Foreign government bonds	Level 2	349	24	(9)	364	0	364	0
Mortgage- and asset-backed securities	Level 2	2,558	10	(27)	2,541	0	2,541	0
Corporate notes and bonds	Level 2	10,763	124	(101)	10,786	0	10,786	0
Corporate notes and bonds	Level 3	2,511	65	(5)	2,571	0	111	2,460
Municipal securities	Level 2	207	1	(7)	201	0	201	0
Municipal securities	Level 3	104	0	(14)	90	0	90	0

Total debt investments		$85,589	$295	$(1,625)	$84,259	$17,486	$64,313	$2,460

Changes in Fair Value Recorded in Net Income

Equity investments	Level 1				$4,577	$1,045	$0	$3,532
Equity investments	Other				9,141	0	0	9,141

Total equity investments					$13,718	$1,045	$0	$12,673

Cash					$11,711	$11,711	$0	$0
Derivatives, net (a)					282	0	10	272

Total					$109,970	$30,242	$64,323	$15,405

(a)
Refer to Note 5 – Derivatives for further information on the fair value of our derivative instruments.

Equity investments presented as “Other” in the tables above include investments without readily determinable fair values measured at cost with adjustments for observable changes in price or impairments, measured using the equity method, or measured at fair value using net asset value as a practical expedient which are not categorized in the fair value hierarchy. As of June 30, 2026 and 2025, equity investments without readily determinable fair values measured at cost with adjustments for observable changes in price or impairments were $12.4 billion and $2.9 billion, respectively, and equity investments measured using the equity method were $12.0 billion and $6.0 billion, respectively.

Unrealized Losses on Debt Investments

Debt investments with continuous unrealized losses for less than 12 months and 12 months or greater and their related fair values were as follows:

	Less than 12 Months		12 Months or Greater			Total Unrealized Losses

(In millions)	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Total Fair Value

June 30, 2026

U.S. government and agency securities	$19,100	$(100)	$22,042	$(1,054)	$41,142	$(1,154)
Foreign government bonds	74	(1)	30	(6)	104	(7)
Mortgage- and asset-backed securities	905	(5)	129	(18)	1,034	(23)
Corporate notes and bonds	5,066	(31)	909	(40)	5,975	(71)
Municipal securities	0	0	122	(19)	122	(19)

Total	$25,145	$(137)	$23,232	$(1,137)	$48,377	$(1,274)

	Less than 12 Months		12 Months or Greater			Total Unrealized Losses

(In millions)	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Total Fair Value

June 30, 2025

U.S. government and agency securities	$2,569	$(51)	$34,608	$(1,411)	$37,177	$(1,462)
Foreign government bonds	43	(2)	106	(7)	149	(9)
Mortgage- and asset-backed securities	841	(4)	189	(23)	1,030	(27)
Corporate notes and bonds	1,107	(8)	3,105	(98)	4,212	(106)
Municipal securities	0	0	168	(21)	168	(21)

Total	$4,560	$(65)	$38,176	$(1,560)	$42,736	$(1,625)

Unrealized losses from fixed-income securities are primarily attributable to changes in interest rates. Management does not believe any remaining unrealized losses represent impairments based on our evaluation of available evidence.

Debt Investment Maturities

The following table outlines maturities of our debt investments as of June 30, 2026:

(In millions)	Adjusted Cost Basis	Estimated Fair Value

June 30, 2026

Due in one year or less	$28,764	$28,697
Due after one year through five years	38,376	37,395
Due after five years through 10 years	3,493	3,586
Due after 10 years	1,537	1,406

Total	$72,170	$71,084